Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

		Percentage of
		direct or
	Place and	indirect
	year of	economic	Principal
Subsidiaries	incorporation	ownership	activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding

Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding

Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services

Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services

Percentage of
direct or
	Place and	indirect
	year of	economic	Principal
VIE	incorporation	interest	activities
Beijing Cheche Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service

Percentage of
	Place and	direct or
	year of	indirect
	incorporation/	economic	Principal
Subsidiaries of VIE	acquisition	interest	activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage

Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant
Cheche Zhixing (Ningbo) Car Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant

*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Consolidated Financial Statements

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	86,330	70,463
Short-term investment	226	226
Accounts receivable, net	445,941	528,942
Prepayments and other current assets	41,695	47,857
Amounts due from intra-Group companies	4,575	3,168
Total current assets	578,767	650,656
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,221	2,197
Intangible assets, net	8,050	7,000
Right-of-use assets	7,067	8,305
Goodwill	84,609	84,609
Total non-current assets	105,947	107,111
TOTAL ASSETS	684,714	757,767
LIABILITIES
Current liabilities:
Accounts payable	283,547	342,720
Short-term borrowings	10,000	5,000
Contract liabilities	626	3
Salary and welfare benefits payable	57,878	56,344
Tax payable	624	519
Amounts due to related party	55,251	58,801
Accrued expenses and other current liabilities	11,504	14,360
Short-term lease liabilities	2,304	3,363
Amounts due to intra-Group companies	158,648	171,492
Total current liabilities	580,382	652,602
Non-current liabilities:
Deferred tax liabilities	2,013	1,750
Long-term lease liabilities	4,550	4,485
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	244,471	236,292
Total non-current liabilities	252,466	243,959
TOTAL LIABILITIES (without recourse to the primary beneficiary)	832,848	896,561

Schedule of Operation

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net revenues
- earned from external parties	1,539,010	1,377,227
- earned from intra-Group companies	6,289	4,717
Total revenues	1,545,299	1,381,944
Cost of revenues and operating expenses
- arising from external parties transactions	(1,574,436)	(1,412,042)
- arising from intra-Group transactions	(717)	(743)
Total cost of revenues and operating expenses	(1,575,153)	(1,412,785)
Net loss	(35,985)	(35,394)

Schedule of Cash Flow

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Cash flows from operating activities:
Net cash generated from transactions with intra-Group companies	38,126	89,612
Net cash provided by /(used in) transactions with external parties	22,406	(9,625)
Net cash generated from operating activities	60,532	79,987
Net cash used in transactions with external parties	(100)	(11,433)
Net cash used in investing activities	(100)	(11,433)
Net cash used in transactions with intra-Group companies	(15,000)	(79,421)
Net cash generated from /(used in)transactions with external parties	10,000	(5,000)
Net cash used in financing activities	(5,000)	(84,421)
Net increase /(decrease) in cash and cash equivalents	55,432	(15,867)